Investments in Securities	12 Months Ended
Mar. 31, 2012
Investments in Securities
(5)	Investments in Securities

The Company classifies its existing marketable equity securities, other than investments in associated companies, and all debt securities as available-for-sale.

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Current:
Other debt securities	473	483	10	—

	473	483	10	—

Noncurrent:
Equity securities	171,412	225,433	54,545	524
Corporate and government bonds	1,689	1,711	22	—
Other debt securities	80	110	30	—

	173,181	227,254	54,597	524

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

Maturities of investments in available-for-sale securities at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Cost	Fair value	Cost	Fair value
Due within one year	473	483	—	—
Due after one year through five years	1,769	1,821	2,686	2,747
Equity securities	171,412	225,433	250,400	313,813

	173,654	227,737	253,086	316,560

Proceeds from sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 73,141 million yen, 22,102 million yen and 18,275 million yen, respectively. The gross realized gains on sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 13,532 million yen, 5,474 million yen and 3,756 million yen, respectively. The gross realized losses on sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 5,561 million yen, 965 million yen and 88 million yen, respectively. The cost of securities sold in computing gross realized gains and losses is determined by the average cost method.

During the years ended March 31, 2012, 2011 and 2010, the Company incurred a write-down of 7,597 million yen, 19,154 million yen and 2,965 million yen, respectively, for other-than-temporary impairment of available-for-sale securities, mainly reflecting the aggravated market condition of certain industries in Japan. The write-down is included in other deductions in the consolidated statements of operations.

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	5,365	524	—	—	5,365	524

	5,365	524	—	—	5,365	524

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

The gross unrealized loss position has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. The Company did not have investment securities that had been in a continuous loss position for twelve months or more at March 31, 2012 and 2011.

The carrying amounts of the Company’s cost method investments totaled 24,553 million yen and 27,914 million yen at March 31, 2012 and 2011, respectively. For substantially all such investments, the Company estimated that the fair value exceeded the carrying amounts of investments (that is, the investments were not impaired). For the years ended March 31, 2012, 2011 and 2010, certain investments were considered other-than-temporarily impaired, resulting in a write-down of 208 million yen, 67 million yen and 374 million yen, respectively.

At March 31, 2012 and 2011, equity securities with a book value of 32,130 million yen and 14,047 million yen were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.